Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Components of Inventories

Inventories consist of the following:

	Yen in millions
	March 31,
	2017	2018
Finished goods	1,552,823	1,683,694
Raw materials	413,049	435,360
Work in process	309,387	304,929
Supplies and other	113,358	115,806

Total	2,388,617	2,539,789